License Agreement - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 1998
License Agreements [Line Items]
Monthly license fees				$ 2,000
Potential future development payments				800,000
Development payment	0	0	0
Royalty payment	$ 0	$ 0	$ 0